PROPERTY PLANT AND EQUIPMENT - Additional Information (Details) $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($)
Industrials
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 201